Other assets - Schedule of Operating Lease Assets (Details) - Operating lease assets - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
OTHER ASSETS (Details) - Schedule of Other Assets [Line Items]
Property, plant and equipment:	£ 8,213	£ 7,265
Electric vehicles
OTHER ASSETS (Details) - Schedule of Other Assets [Line Items]
Property, plant and equipment:	4,534	3,894
Internal combustion engine vehicles
OTHER ASSETS (Details) - Schedule of Other Assets [Line Items]
Property, plant and equipment:	1,641	1,630
Self-charging hybrid vehicles
OTHER ASSETS (Details) - Schedule of Other Assets [Line Items]
Property, plant and equipment:	125	166
Plug-in hybrid vehicles
OTHER ASSETS (Details) - Schedule of Other Assets [Line Items]
Property, plant and equipment:	1,905	1,575
Other
OTHER ASSETS (Details) - Schedule of Other Assets [Line Items]
Property, plant and equipment:	£ 8	£ 0